Expense Example {- Fidelity Health Savings Fund} - 09.30 Fidelity Health Savings & Health Savings Index Funds Retail Combo PRO-03 - Fidelity Health Savings Fund - Fidelity Health Savings Fund	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591